Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash	$ 183,703	$ 689,946	$ 1,117,118
Accounts receivable, net	457,070	259,497	217,028
Prepaid expenses and other current assets	164,959	150,620	46,521
Total current assets	805,732	1,100,063	1,380,667
Property and equipment, net	23,969	18,783	22,603
Other assets	10,284	10,285	10,285
Total assets	839,985	1,129,131	1,413,555
Current liabilities:
Accounts payable and accrued expenses	830,472	767,197	826,864
Deferred revenues	562,057	665,460	638,193
Deferred compensation	215,012	215,012	215,012
Notes payable - current	518,265	360,496	401,573
Notes payable - related party - current	157,322	38,307	92,805
Total current liabilities	2,283,128	2,046,472	2,174,447
Long-term liabilities:
Notes payable - net of current portion	554,251	585,782	782,206
Notes payable - related party - net of current portion	329,408	299,447	127,409
Deferred interest expense	154,832	158,062	136,078
Other long-term liabilities - related parties	25,931	1,125	12,852
Total long-term liabilities	1,064,422	1,044,416	1,058,545
Total liabilities	3,347,550	3,090,888	3,232,992
Stockholders' deficit:
Common stock, $0.001 par value, 50,000,000 shares authorized; 17,376,012, 16,815,850 and 14,908,439 shares issued and outstanding at September 30, 2017, December 31, 2016 and 2015 respectively	30,380	26,816	21,909
Additional paid-in capital	13,451,486	12,966,177	11,537,093
Accumulated deficit	(15,989,431)	(14,954,750)	(13,378,439)
Total stockholders' deficit	(2,507,565)	(1,961,757)	(1,819,437)
Total liabilities and stockholders' deficit	$ 839,985	$ 1,129,131	$ 1,413,555